Equity Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		8 Months Ended		12 Months Ended
	Jan. 12, 2011	Jun. 30, 2015	Jun. 30, 2014	Aug. 19, 2014	Aug. 20, 2013	Dec. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 20, 2015	Dec. 31, 2014	Aug. 20, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2010
Common stock par value		$ 0.01										$ 0.01
Unrecognized compensation cost related to non-vested share arrangements granted		$ 9,261										$ 12,589
Weighted average period of recognition for unrecognised compensation cost		4 years
Allocated Share-based Compensation Expense		$ 3,328	$ 2,924
Total fair value of shares vested		$ 0	$ 0
Fabiana Services S.A | Consultancy Agreement Compensation Committee approval on 12 January 2011
Ocean Rig's shares granted	9,000,000
Vesting period	8 years
Vested number of shares on grant date	1,000,000
Vested In Period							1,000,000	1,000,000	1,000,000	1,000,000		1,000,000		1,000,000	1,000,000	1,000,000
Grant date fair value	$ 5.5
Vested number of shares		5,000,000
Fabiana Services S.A | Consultancy Agreement Compensation Committee approval on 20 August 2013
Ocean Rig's shares granted					1,000,000
Vesting period					2 years
Vested number of shares on grant date					333,334
Vested In Period											333,333		333,333
Common stock par value					$ 0.01
Grant date fair value					$ 2.01
Vested number of shares		666,667
Fabiana Services S.A | Consultancy Agreement Compensation Committee Approval On 19 August 2014
Ocean Rig's shares granted				1,200,000
Vesting period				3 years
Vested In Period									400,000	400,000		400,000
Common stock par value				$ 0.01
Grant date fair value				$ 3.26
Vested number of shares		400,000
Fabiana Services S.A | Consultancy Agreement Compensation Committee Approval On 30 December 2014
Ocean Rig's shares granted						2,100,000
Vesting period						3 years
Vested In Period								700,000	700,000	700,000
Common stock par value						$ 0.01
Grant date fair value						$ 1.07
Vested number of shares		0
Equity Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	21,834,055